Other Financial Information (Tables)	6 Months Ended
Jun. 30, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Estimated Fair Value of Available-for-Sale Securities

The estimated fair value of our available-for-sale securities was as follows at December 31, 2012 (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. treasury securities	$13,996	$—	$—	$13,996

Schedule of Property and Equipment, Leasehold Improvements, and Related Accumulated Depreciation and Amortization

Property and equipment, leasehold improvements, and related accumulated depreciation and amortization were as follows (in thousands):

	December 31,		June 30, 2014
	2012	2013
			(unaudited)
Manufacturing and laboratory equipment	$3,191	$3,229	$3,995
Office furniture and equipment	47	112	113
Clinical equipment	726	1,606	2,111
Computer equipment and software	95	122	132
Leasehold improvements	2,029	2,830	3,211
Construction in progress	—	323	—

	6,088	8,222	9,562
Less: accumulated depreciation and amortization	(4,904)	(5,755)	(6,298)

Total	$1,184	$2,467	$3,264

Schedule of Accrued Expenses

Accrued expenses consist of (in thousands):

	December 31,		June 30, 2014
	2012	2013
			(unaudited)
Accrued clinical costs	$312	$2,067	$4,421
Accrued offering costs	28	496	—
Accrued compensation and related taxes	137	512	1,238
Accrued other	116	178	147

Total	$593	$3,253	$5,806